UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor, New York, NY 10022
(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2017
(Unaudited)

		Shares	Value ($)
Common Stocks (96.8%)
ACC Ltd. (Construction Materials)		15,922	430,213
AIA Group Ltd. (Insurance)		107,600	847,922
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		8,799	1,363,406
Alsea SAB de CV (Hotels, Restaurants & Leisure)		60,881	236,962
AMOREPACIFIC Corp. (Personal Products)		986	249,804
Arvind Ltd. (Textiles, Apparel & Luxury Goods)		70,985	404,917
Banca Transilvania SA* (Banks)		353,500	266,190
Banco do Brasil SA (Banks)		30,335	279,328
BDO Unibank, Inc. (Banks)		85,064	212,281
Brilliance China Automotive Holdings Ltd. (Automobiles)		270,000	683,763
Cemex SAB de CV ADR* (Construction Materials)		23,191	225,185
China Construction Bank Corp. (Banks)		550,000	457,711
China Vanke Co., Ltd. (Real Estate Management & Development)		151,000	445,619
Clicks Group Ltd. (Food & Staples Retailing)		30,000	340,034
Credicorp Ltd. (Banks)		1,449	268,268
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		224,000	349,310
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		8,056	481,185
DP Eurasia NV* (Hotels, Restaurants & Leisure)		58,100	149,458
E-Mart Co. Ltd. (Food & Staples Retailing)		1,663	377,482
FirstRand Ltd. (Diversified Financial Services)		129,995	511,937
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		78,000	482,844
Grupo Financiero Banorte Sab de CV (Banks)		37,900	251,232
Hangzhou Hikvision Digital, Class A (Electronic Equipment, Instruments & Components)		80,700	359,791
HFDC Bank Ltd. (Banks)		17,233	479,392
Hyundai Motor Co. (Automobiles)		2,034	263,566
ICICI Bank Ltd. (Banks)		92,569	436,688
IHH Healthcare Berhad (Health Care Providers & Services)		319,100	439,881
JBS SA (Food Products)		69,100	169,764
KAZ Minerals PLC* (Metals & Mining)		28,371	268,724
Korea Electric Power Corp. (Electric Utilities)		7,828	311,651
LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)		2,490	333,780
Lojas Renner SA (Multiline Retail)		28,600	269,223
Mando Corp. (Auto Components)		1,289	295,468
Maruti Suzuki India Ltd. (Automobiles)		3,959	478,330
Midea Group Co. Ltd., Class A (Household Durables)		68,899	421,858
Minth Group Ltd. (Auto Components)		64,000	294,984
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)		72,024	344,709
Naspers Ltd. (Media)		3,071	678,274
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)		44,523	228,403
Pampa Energia SA ADR* (Electric Utilities)		4,200	228,270
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)		86,509	369,021
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		132,000	979,361
PT Astra International TBK (Automobiles)		483,800	289,597
PT Bank Central Asia TBK (Banks)		302,300	424,305
Raia Drogasil SA (Food & Staples Retailing)		19,800	439,068
Randon Participacoes SA (Machinery)		97,300	163,836
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		23,879	601,284
Rumo SA* (Road & Rail)		114,700	379,280
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)		579	1,246,997
Sberbank of Russia ADR (Banks)		33,130	385,964
Shinhan Financial Group Ltd. (Banks)		11,629	552,871
Standard Chartered PLC* (Banks)		52,300	575,858
Steinhoff International Holdings NV (Household Durables)		57,968	290,529
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)		37,000	440,555
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		52,000	369,436
Tata Motors Ltd.* (Automobiles)		70,317	487,379
Tencent Holdings Ltd. (Internet Software & Services)		16,500	662,062
Turkiye Garanti Bankasi AG (Banks)		51,500	154,304
Vedanta Ltd. (Metals & Mining)		134,446	586,557
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)		125,500	290,489
X5 Retail Group NV GDR* (Food & Staples Retailing)		5,920	228,986
Yandex NV* (Internet Software & Services)		6,930	200,831

TOTAL COMMON STOCKS (Cost $22,194,587)			25,736,377

TOTAL INVESTMENTS (Cost $22,194,587) — 96.8%			25,736,377

Other Net Assets (Liabilities) — 3.2%			846,644

NET ASSETS — 100.0%			26,583,021

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2017
(Unaudited)

The Emerging Markets Fund invested in the following industries as of July 31, 2017:			The Emerging Markets Fund invested in securities with exposure to the following countries as of July 31, 2017:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Auto Components	590,452	2.2%	Argentina	228,270	0.9%
Automobiles	2,202,635	8.4%	Brazil	2,069,520	7.8%
Banks	4,744,392	17.8%	China	5,906,532	22.1%
Construction Materials	655,398	2.4%	Hong Kong	2,939,697	11.1%
Diversified Financial Services	511,937	1.9%	India	4,249,469	16.0%
Electric Utilities	539,921	2.1%	Indonesia	713,902	2.7%
Electronic Equipment, Instruments & Components	1,134,126	4.3%	Mexico	1,003,868	3.8%
Food & Staples Retailing	1,676,059	6.4%	Netherlands	149,458	0.6%
Food Products	169,764	0.6%	Peru	268,268	1.0%
Health Care Providers & Services	784,590	3.0%	Philippines	212,281	0.8%
Hotels, Restaurants & Leisure	869,264	3.3%	Romania	266,190	1.0%
Household Durables	712,387	2.7%	Russia	1,044,184	3.9%
Insurance	1,827,283	6.9%	South Africa	1,820,774	6.8%
Internet & Direct Marketing Retail	481,185	1.8%	South Korea	4,071,500	15.3%
Internet Software & Services	2,226,299	8.3%	Taiwan	369,436	1.4%
Machinery	163,836	0.6%	Turkey	154,304	0.6%
Media	678,274	2.5%	United Kingdom	268,724	1.0%
Metals & Mining	855,281	3.2%	Other Net Assets	846,644	3.2%
Multiline Retail	269,223	1.0%	Total	26,583,021	100.0%
Oil, Gas & Consumable Fuels	1,198,708	4.6%
Personal Products	249,804	0.9%
Pharmaceuticals	349,310	1.3%
Real Estate Management & Development	445,619	1.7%
Road & Rail	379,280	1.4%
Semiconductors & Semiconductor Equipment	369,436	1.4%
Technology Hardware, Storage & Peripherals	1,246,997	4.6%
Textiles, Apparel & Luxury Goods	404,917	1.5%
Other Net Assets	846,644	3.2%
Total	26,583,021	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2017
(Unaudited)

		Shares	Value ($)
Common Stocks (99.1%)
ACC Ltd. (Construction Materials)		8,075	218,187
AIA Group Ltd. (Insurance)		85,400	672,979
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		6,846	1,060,787
AMOREPACIFIC Corp. (Personal Products)		289	73,219
Arvind Ltd. (Textiles, Apparel & Luxury Goods)		39,217	223,704
BDO Unibank, Inc. (Banks)		38,416	95,869
Brilliance China Automotive Holdings Ltd. (Automobiles)		164,000	415,323
Celltrion Healthcare Co., Ltd.* (Health Care Providers & Services)		4,848	215,539
China Construction Bank Corp. (Banks)		448,000	372,827
China Vanke Co., Ltd. (Real Estate Management & Development)		78,800	232,548
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		136,000	212,081
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		5,070	302,831
DBS Group Holdings Ltd. (Banks)		22,988	366,844
E-Mart Co. Ltd. (Food & Staples Retailing)		1,122	254,681
Future Retail Ltd.* (Multiline Retail)		34,976	220,669
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		42,000	259,993
Hangzhou Hikvision Digital, Class A (Electronic Equipment, Instruments & Components)		55,001	245,216
Hanon Systems (Auto Components)		18,668	170,998
Hanssem Co., Ltd. (Household Durables)		1,412	222,084
HFDC Bank Ltd. (Banks)		13,827	384,643
Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)		39,000	151,779
HSBC Holdings PLC (Banks)		25,200	253,110
Hyundai Motor Co. (Automobiles)		563	72,954
ICICI Bank Ltd. (Banks)		56,492	266,497
IHH Healthcare Berhad (Health Care Providers & Services)		119,400	164,593
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)		8,020	362,264
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)		15,452	117,574
Korea Electric Power Corp. (Electric Utilities)		5,735	228,324
LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)		1,439	192,895
Mando Corp. (Auto Components)		349	79,999
Maruti Suzuki India Ltd. (Automobiles)		1,849	223,398
Midea Group Co. Ltd., Class A (Household Durables)		35,635	218,188
Minth Group Ltd. (Auto Components)		52,000	239,674
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)		48,323	231,275
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		96,000	712,263
PT Astra International TBK (Automobiles)		104,300	62,433
PT Bank Central Asia TBK (Banks)		146,500	205,626
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)		614,300	216,247
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		15,747	396,517
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)		460	990,705
Sands China Ltd. (Hotels, Restaurants & Leisure)		53,200	246,908
Shinhan Financial Group Ltd. (Banks)		8,187	389,230
Standard Chartered PLC* (Banks)		37,700	415,102
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)		18,975	225,933
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		38,000	269,972
Tata Motors Ltd.* (Automobiles)		41,677	288,870
Tencent Holdings Ltd. (Internet Software & Services)		12,600	505,574
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)		27,783	235,730
Uni-President China Holdings Ltd. (Food Products)		292,000	226,928
UPL Ltd. (Chemicals)		16,514	225,820
Vedanta Ltd. (Metals & Mining)		92,785	404,800
Yes Bank Ltd. (Banks)		8,854	249,767
Yum China Holdings, Inc.* (Hotels, Restaurants & Leisure)		5,227	187,074

TOTAL COMMON STOCKS (Cost $12,553,210)			15,479,045

TOTAL INVESTMENTS (Cost $12,553,210) — 99.1%			15,479,045

Other Net Assets (Liabilities) — 0.9%			142,005

NET ASSETS — 100.0%			15,621,050

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2017
(Unaudited)

The Asia Fund invested in the following industries as of July 31, 2017:			The Asia Fund invested in securities with exposure to the following countries as of July 31, 2017:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Auto Components	490,671	3.1%	China	4,822,607	30.9%
Automobiles	1,062,978	6.9%	Hong Kong	2,475,496	15.8%
Banks	2,999,515	19.3%	India	3,569,877	22.9%
Chemicals	225,820	1.4%	Indonesia	484,306	3.1%
Construction Materials	218,187	1.4%	Philippines	95,869	0.6%
Diversified Telecommunication Services	216,247	1.4%	Singapore	366,844	2.3%
Electric Utilities	228,324	1.5%	South Korea	3,055,221	19.6%
Electronic Equipment, Instruments & Components	815,823	5.2%	Taiwan	421,751	2.7%
Food & Staples Retailing	254,681	1.6%	United States	187,074	1.2%
Food Products	226,928	1.5%	Other Net Assets	142,005	0.9%
Health Care Providers & Services	611,407	3.9%	Total	15,621,050	100.0%
Hotels, Restaurants & Leisure	693,975	4.4%
Household Durables	440,272	2.8%
Insurance	1,385,242	8.8%
Internet & Direct Marketing Retail	665,095	4.3%
Internet Software & Services	1,566,361	9.9%
Metals & Mining	404,800	2.6%
Multiline Retail	220,669	1.4%
Oil, Gas & Consumable Fuels	396,517	2.5%
Personal Products	73,219	0.5%
Pharmaceuticals	329,655	2.2%
Real Estate Management & Development	232,548	1.5%
Semiconductors & Semiconductor Equipment	269,972	1.7%
Technology Hardware, Storage & Peripherals	990,705	6.4%
Textiles, Apparel & Luxury Goods	459,434	2.9%
Other Net Assets	142,005	0.9%
Total	15,621,050	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2017
(Unaudited)

		Shares	Value ($)
Common Stocks (94.2%)
AIA Group Ltd. (Insurance)		297,200	2,342,030
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		77,328	11,981,974
Alsea SAB de CV (Hotels, Restaurants & Leisure)		427,672	1,664,594
AMOREPACIFIC Corp. (Personal Products)		7,267	1,841,103
Apollo Hospitals Enterprise Ltd.* (Health Care Providers & Services)		214,915	4,218,224
Asian Paints Ltd. (Chemicals)		97,603	1,767,642
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		78,700	1,651,011
Banca Transilvania SA* (Banks)		2,588,300	1,949,021
Banco do Brasil SA (Banks)		174,275	1,604,745
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		3,187,300	1,829,855
Brilliance China Automotive Holdings Ltd. (Automobiles)		934,000	2,365,314
Britannia Industries Ltd. (Food Products)		76,459	4,674,435
Cemex SAB de CV ADR* (Construction Materials)		148,424	1,441,197
Clicks Group Ltd. (Food & Staples Retailing)		147,200	1,668,431
Credicorp Ltd. (Banks)		11,720	2,169,841
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		103,887	6,205,171
DP Eurasia NV* (Hotels, Restaurants & Leisure)		279,400	718,735
E-Mart Co. Ltd. (Food & Staples Retailing)		18,005	4,086,926
FirstRand Ltd. (Diversified Financial Services)		650,609	2,562,180
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		386,000	2,389,458
Godrej Consumer Products Ltd. (Personal Products)		104,636	1,692,005
Grupo Financiero Banorte Sab de CV (Banks)		241,900	1,603,507
Hangzhou Robam Applinaces Co. Ltd., Class A (Household Durables)		192,324	1,152,132
Hanssem Co., Ltd. (Household Durables)		11,773	1,851,696
HFDC Bank Ltd. (Banks)		110,927	3,085,792
Hindustan Unilever Ltd. (Household Products)		84,685	1,525,835
IHH Healthcare Berhad (Health Care Providers & Services)		1,145,500	1,579,077
JBS SA (Food Products)		512,400	1,258,855
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)		75,802	3,423,976
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)		324,084	2,465,946
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)		378,640	1,688,682
KAZ Minerals PLC* (Metals & Mining)		127,400	1,206,707
Lojas Renner SA (Multiline Retail)		209,700	1,973,987
Midea Group Co. Ltd., Class A (Household Durables)		189,993	1,163,297
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		1,153,274	1,464,601
Naspers Ltd. (Media)		18,804	4,153,139
NetEase, Inc. ADR (Internet Software & Services)		5,653	1,759,666
Netmarble Games Corp.* (Software)		15,761	2,014,140
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)		39,582	3,153,102
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)		121,700	624,321
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)		306,200	1,306,155
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		628,000	4,659,386
President Chain Store Corp. (Food & Staples Retailing)		221,000	1,873,874
PT Kalbe Farma TBK (Pharmaceuticals)		34,308,535	4,467,860
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)		8,354,000	2,940,799
PT Unilever Indonesia TBK (Household Products)		753,001	2,766,599
Raia Drogasil SA (Food & Staples Retailing)		132,600	2,940,430
Randon Participacoes SA (Machinery)		535,700	902,025
Rumo SA* (Road & Rail)		486,100	1,607,393
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)		962	2,071,868
Sands China Ltd. (Hotels, Restaurants & Leisure)		595,200	2,762,400
Sberbank of Russia ADR (Banks)		256,156	2,984,218
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)		485,567	2,702,445
Steinhoff International Holdings NV (Household Durables)		324,724	1,627,479
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		417,000	2,962,589
TAL Education Group ADR (Diversified Consumer Services)		24,126	3,782,233
Tata Motors Ltd.* (Automobiles)		143,318	993,362
Tencent Holdings Ltd. (Internet Software & Services)		289,700	11,624,200
Turkiye Garanti Bankasi AG (Banks)		490,400	1,469,332
Universal Robina Corp. (Food Products)		889,860	2,839,791
Vietnam Dairy Products JSC (Food Products)		243,000	1,631,691
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)		800,600	1,853,116
X5 Retail Group NV GDR* (Food & Staples Retailing)		51,880	2,006,718
Yandex NV* (Internet Software & Services)		52,801	1,530,173

TOTAL COMMON STOCKS (Cost $133,089,113)			164,278,486

Preferred Stock (1.2%)
Lojas Americanas SA, (Multiline Retail)		424,946	2,128,887

TOTAL PREFERRED STOCK (Cost $1,911,908)			2,128,887

TOTAL INVESTMENTS (Cost $135,001,021) — 95.4%			166,407,373

Other Net Assets (Liabilities) — 4.6%			7,970,156

NET ASSETS — 100.0%			174,377,529

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2017
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of July 31, 2017:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2017:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	3,358,676	2.0%	Brazil	13,722,477	7.8%
Banks	14,866,456	8.3%	China	54,073,528	31.1%
Chemicals	1,767,642	1.0%	Hong Kong	9,859,202	5.7%
Construction Materials	1,441,197	0.8%	India	17,957,295	10.3%
Diversified Consumer Services	6,935,335	4.0%	Indonesia	10,175,258	5.8%
Diversified Financial Services	2,562,180	1.5%	Mexico	6,562,414	3.8%
Diversified Telecommunication Services	2,940,799	1.7%	Netherlands	718,735	0.4%
Food & Staples Retailing	14,429,495	8.4%	Peru	2,169,841	1.2%
Food Products	10,404,772	5.8%	Philippines	4,528,473	2.6%
Health Care Providers & Services	7,627,156	4.4%	Romania	1,949,021	1.1%
Hotels, Restaurants & Leisure	10,688,470	6.2%	Russia	7,145,430	4.1%
Household Durables	5,794,604	3.3%	South Africa	11,662,240	6.7%
Household Products	4,292,434	2.5%	South Korea	13,444,810	7.7%
Insurance	7,001,416	4.0%	Taiwan	4,836,463	2.8%
Internet & Direct Marketing Retail	9,629,147	5.6%	Thailand	3,294,456	1.9%
Internet Software & Services	26,896,013	15.5%	Turkey	1,469,332	0.8%
Machinery	902,025	0.5%	United Kingdom	1,206,707	0.7%
Media	4,153,139	2.4%	Vietnam	1,631,691	0.9%
Metals & Mining	1,206,707	0.7%	Other Net Assets	7,970,156	4.6%
Multiline Retail	4,102,874	2.3%	Total	174,377,529	100.0%
Oil, Gas & Consumable Fuels	1,930,476	1.1%
Personal Products	3,533,108	2.1%
Pharmaceuticals	8,584,817	4.8%
Road & Rail	1,607,393	0.9%
Semiconductors & Semiconductor Equipment	2,962,589	1.7%
Software	2,014,140	1.2%
Technology Hardware, Storage & Peripherals	2,071,868	1.2%
Transportation Infrastructure	2,702,445	1.5%
Other Net Assets	7,970,156	4.6%
Total	174,377,529	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	July 31, 2017
(Unaudited)

		Shares	Value ($)
Common Stocks (97.6%)
AIA Group Ltd. (Insurance)		158,400	1,248,242
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		42,876	6,643,636
AMOREPACIFIC Corp. (Personal Products)		4,018	1,017,965
Apollo Hospitals Enterprise Ltd.* (Health Care Providers & Services)		116,610	2,288,752
Asian Paints Ltd. (Chemicals)		53,723	972,952
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		1,771,300	1,016,918
Brilliance China Automotive Holdings Ltd. (Automobiles)		516,000	1,306,747
Britannia Industries Ltd. (Food Products)		45,150	2,760,312
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		57,644	3,443,076
E-Mart Co. Ltd. (Food & Staples Retailing)		9,987	2,266,932
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		216,000	1,337,106
Godrej Consumer Products Ltd. (Personal Products)		58,026	938,303
Hangzhou Robam Applinaces Co. Ltd., Class A (Household Durables)		108,072	647,414
Hanssem Co., Ltd. (Household Durables)		6,551	1,030,363
HFDC Bank Ltd. (Banks)		61,352	1,706,704
Hindustan Unilever Ltd. (Household Products)		47,478	855,448
IHH Healthcare Berhad (Health Care Providers & Services)		681,100	938,900
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)		42,086	1,901,025
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)		179,264	1,364,014
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)		215,530	961,234
Midea Group Co. Ltd., Class A (Household Durables)		106,680	653,185
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		526,455	668,572
NetEase, Inc. ADR (Internet Software & Services)		3,163	984,579
Netmarble Games Corp.* (Software)		8,795	1,123,937
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)		22,210	1,769,249
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		349,500	2,593,082
President Chain Store Corp. (Food & Staples Retailing)		123,000	1,042,925
PT Kalbe Farma TBK (Pharmaceuticals)		19,209,596	2,501,587
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)		4,519,800	1,591,073
PT Unilever Indonesia TBK (Household Products)		421,869	1,549,988
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)		534	1,150,080
Sands China Ltd. (Hotels, Restaurants & Leisure)		334,000	1,550,137
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)		269,248	1,498,512
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		232,000	1,648,251
TAL Education Group ADR (Diversified Consumer Services)		13,519	2,119,373
Tata Motors Ltd.* (Automobiles)		89,241	618,545
Tencent Holdings Ltd. (Internet Software & Services)		161,500	6,480,181
Universal Robina Corp. (Food Products)		497,575	1,587,900
Vietnam Dairy Products JSC (Food Products)		138,510	930,064

TOTAL COMMON STOCKS (Cost $53,666,455)			66,707,263

TOTAL INVESTMENTS (Cost $53,666,455) — 97.6%			66,707,263

Other Net Assets (Liabilities) — 2.4%			1,624,988

NET ASSETS — 100.0%			68,332,251

*	Non-income producing security
ADR	American Depositary Receipt

The Asia Great Consumer Fund invested in the following industries as of July 31, 2017:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2017:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	1,925,292	2.8%	China	30,097,326	44.0%
Banks	1,706,704	2.5%	Hong Kong	5,442,232	8.0%
Chemicals	972,952	1.4%	India	10,141,016	14.8%
Diversified Consumer Services	3,888,622	5.7%	Indonesia	5,642,648	8.3%
Diversified Telecommunication Services	1,591,073	2.3%	Philippines	2,549,134	3.7%
Food & Staples Retailing	3,309,857	4.8%	South Korea	7,528,177	11.0%
Food Products	5,278,276	7.7%	Taiwan	2,691,176	3.9%
Health Care Providers & Services	4,244,570	6.2%	Thailand	1,685,490	2.5%
Hotels, Restaurants & Leisure	4,517,049	6.7%	Vietnam	930,064	1.4%
Household Durables	2,330,962	3.4%	Other Net Assets	1,624,988	2.4%
Household Products	2,405,436	3.6%	Total	68,332,251	100.0%
Insurance	3,841,324	5.6%
Internet & Direct Marketing Retail	5,344,101	7.8%
Internet Software & Services	14,108,396	20.6%
Personal Products	1,956,268	2.9%
Pharmaceuticals	3,865,601	5.7%
Semiconductors & Semiconductor Equipment	1,648,251	2.4%
Software	1,123,937	1.6%
Technology Hardware, Storage & Peripherals	1,150,080	1.7%
Transportation Infrastructure	1,498,512	2.2%
Other Net Assets	1,624,988	2.4%
Total	68,332,251	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	July 31, 2017
(Unaudited)

	Shares	Value ($)
Cash Equivalent (102.0%)
Cash (Cash)	17,180,627	17,180,627

TOTAL CASH EQUIVALENT (Cost $17,180,627)		17,180,627

TOTAL INVESTMENTS (Cost $17,180,627) — 102.0%		17,180,627

Other Net Assets (Liabilities) — (2.0)%		(332,810)

NET ASSETS — 100.0%		16,847,817

The Global Dynamic Bond Fund invested in the following industries as of July 31, 2017:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of July 31, 2017:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Cash	17,180,627	102.0%	United States	17,180,627	102.0%
Other Net Assets	(332,810)	(2.0)%	Other Net Assets	(332,810)	(2.0)%
Total	16,847,817	100.0%	Total	16,847,817	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedule of Portfolio Investments

July 31, 2017

(Unaudited)

1.	Organization

Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of July 31, 2017, the Trust is comprised of the following five funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund and Global Dynamic Bond Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.”

Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as “matrix pricing.” U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Futures contracts are generally valued at the daily quoted settlement prices established by the exchange on which they are traded.

Mirae Asset Discovery Funds

Notes to Schedule of Portfolio Investments, continued

July 31, 2017

(Unaudited)

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical assets
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities), rights and futures contracts are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) are generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of July 31, 2017, based upon the three levels defined above, are identified below for each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Emerging Markets Fund
Common Stocks*	25,736,377	—	—	25,736,377
Total Investments	25,736,377	—	—	25,736,377

Asia Fund
Common Stocks*	15,479,045	—	—	15,479,045
Total Investments	15,479,045	—	—	15,479,045

Emerging Markets Great Consumer Fund
Common Stocks*	164,278,486	—	—	164,278,486
Preferred Stock*	2,128,887	—	—	2,128,887
Total Investments	166,407,373	—	—	166,407,373

Asia Great Consumer Fund
Common Stocks*	66,707,263	—	—	66,707,263
Total Investments	66,707,263	—	—	66,707,263

Global Dynamic Bond Fund
Cash Equivalent	17,180,627	—	—	17,180,627
Total Investments	17,180,627	—	—	17,180,627

* For detailed industry classifications, see accompanying schedules of portfolio investments.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. For the period ended July 31, 2017, there were no transfers between Levels 1, 2, or 3. For the period ended July 31. 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Mirae Asset Discovery Funds

Notes to Schedule of Portfolio Investments, continued

July 31, 2017

(Unaudited)

Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount.  Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

3.	Investment Risks

Asset Allocation Risk

The Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund’s holdings, including industry and/or geographical composition, as relevant.

Credit Risk

The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Exchange-Traded Funds (ETFs) Risk

The Fund may invest in bond ETFs, which generally are passive investment vehicles. When the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund’s expenses and, indirectly, a portion of the ETF’s expenses.

Fixed Income Securities Risk

Bonds tend to experience smaller fluctuations in value than equity securities. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates.

Mirae Asset Discovery Funds

Notes to Schedule of Portfolio Investments, continued

July 31, 2017

(Unaudited)

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Growth Investing Risk

Investments in growth focused companies may be more volatile than other stocks or the market as a whole. Growth focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market. The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.

4.	Federal Income Tax Information

At July 31, 2017, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Markets Fund	22,341,482	3,724,558	(329,663)	3,394,895
Asia Fund	12,763,227	3,066,775	(350,957)	2,715,818
Emerging Markets Great Consumer Fund	135,652,579	34,106,449	(3,351,655)	30,754,794
Asia Great Consumer Fund	53,710,214	14,365,205	(1,368,156)	12,997,049

5.	Subsequent Events

The Global Dynamic Bond Fund ceased operations and made a liquidating distribution to all shareholders effective August 4, 2017.

On September 12, 2017, the Board approved a plan to reorganize the Asia Great Consumer Fund into the Asia Fund. The reorganization is expected to take place later this year.

Management evaluated subsequent events through the date these Schedules of Portfolio Investments were issued and concluded no additional events require recognition or disclosure in these Schedules of Portfolio Investments.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date:	9/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date:	9/27/2017

By: (Signature and Title)	/s/ Joel Engle
Joel Engle, Treasurer and Principal Financial and Accounting Officer

Date:	9/27/2017